Borrowings - Financial Liabilities (Narrative II) (Details Narrative) $ in Thousands	2 Months Ended			5 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended			12 Months Ended
	Mar. 09, 2023 USD ($)	Feb. 28, 2023 USD ($)	Mar. 13, 2020 USD ($)	May 31, 2023 USD ($)	Jul. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Nov. 30, 2023 USD ($)	Nov. 16, 2023 USD ($)	Dec. 15, 2022 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 09, 2018 USD ($)	Aug. 29, 2018 USD ($)	Jun. 29, 2018 USD ($)
Sale Leaseback Transaction [Line Items]
Finance Lease, Liability												$ 468,414		$ 389,007
Financial Liabilities [Member] | Navios Sagittarius [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date												December 5, 2022
Finance lease, liability												$ 10,500
Vessel year built												2006
Vessel type												Panamax
Vessel capacity in DWT												75,756
Proceeds from Lines of Credit											$ 10,500
Maturity date												fourth quarter of 2026
Debt Instrument, Description of Variable Rate Basis												Term SOFR
Debt Instrument, Basis Spread on Variable Rate												2.41%
Finance Lease, Liability												$ 8,469
Financial Liabilities [Member] | Navios Meridian [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date												January 28, 2022
Finance lease, liability												$ 27,440
Vessel type												Kamsarmax
Vessel capacity in DWT												82,010
Maturity date												first quarter of 2033
Debt Instrument, Description of Variable Rate Basis												Term SOFR
Debt Instrument, Basis Spread on Variable Rate												1.91%
Finance Lease, Liability												$ 25,763
Financial Liabilities [Member] | Navios Felix [member]
Sale Leaseback Transaction [Line Items]
Finance lease, liability		$ 32,000
Vessel year built		2016
Vessel type		Capesize
Vessel capacity in DWT		181,221
Proceeds from Lines of Credit	$ 32,000
Maturity date		first quarter of 2033
Debt Instrument, Description of Variable Rate Basis		Term SOFR
Debt Instrument, Basis Spread on Variable Rate		2.11%
Finance Lease, Liability												29,396
Financial Liabilities [Member] | Two new building 5,300 TEU containerships and two newbuilding Aframax/ LR2 tanker vessels [Member]
Sale Leaseback Transaction [Line Items]
Finance lease, liability				$ 178,000
Maturity date				ten years after the drawdown
Debt Instrument, Description of Variable Rate Basis				Term SOFR
Debt Instrument, Basis Spread on Variable Rate				2.10%
Financial Liabilities [Member] | Navios Horizon I [member]
Sale Leaseback Transaction [Line Items]
Finance lease, liability							$ 22,800
Proceeds from Lines of Credit										$ 22,800
Maturity date							fourth quarter of 2035
Debt Instrument, Description of Variable Rate Basis							Term SOFR
Debt Instrument, Basis Spread on Variable Rate							2.20%
Finance Lease, Liability												22,511
Financial Liabilities [Member] | Two newbuilding 5,300 TEU containerships and two newbuilding Aframax/ LR2 tanker vessels [Member]
Sale Leaseback Transaction [Line Items]
Finance lease, liability									$ 175,600
Maturity date									ten
Debt Instrument, Description of Variable Rate Basis									Term SOFR
Debt Instrument, Basis Spread on Variable Rate									2.00%
Line of Credit Facility, Remaining Borrowing Capacity												$ 175,600
Minsheg Financial Leasing Co. Ltd [Member] | Upon completion of the NMCI Merger [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date												May 25, 2018
Finance lease, liability												$ 119,000
Vessel year built												2008
Vessel type												container
Sale and Leaseback Transaction Description												to refinance the outstanding balance of the existing facilities of 18 containerships
Vessel capacity in TEU												4,250
Prepayment of Sale and Leaseback Transaction					$ 4,778			$ 46,365
Number of vessels released as collateral												12
Purchase Obligation													$ 3,251
Minsheg Financial Leasing Co. Ltd [Member] | Upon Completion of the NMCI Merger | First six vessels [Member]
Sale Leaseback Transaction [Line Items]
Finance Lease, Liability																	$ 37,500
Minsheg Financial Leasing Co. Ltd [Member] | Upon Completion of the NMCI Merger | Four additional vessels [Member]
Sale Leaseback Transaction [Line Items]
Finance Lease, Liability																$ 26,000
Minsheg Financial Leasing Co. Ltd [Member] | Upon Completion of the NMCI Merger | Last four additional vessels [Member]
Sale Leaseback Transaction [Line Items]
Finance Lease, Liability															$ 26,700
Minsheg Financial Leasing Co. Ltd $119,060 [Member] | Upon completion of the NMCI Merger [member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date												March 11, 2020
Finance Lease, Liability												$ 51,636
Sale and Leaseback Transaction Description												to refinance the existing credit facilities of two 8,204 TEU containerships and two 10,000 TEU containerships
Prepayment of Sale and Leaseback Transaction						$ 24,642
Proceeds from Issuance of Debt			$ 119,060
Discount			$ 1,191
Minsheg Financial Leasing Co. Ltd $119,060 [Member] | Two 10,000 TEU Containerships [Member] | Upon completion of the NMCI Merger [member]
Sale Leaseback Transaction [Line Items]
Maturity date												March 2027
Debt Instrument, Description of Variable Rate Basis												Term SOFR
Debt Instrument, Basis Spread on Variable Rate												2.25%